SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION: (Schedule of Supplementary Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Net Revenues
Development Service Payments	$ 63	$ 596		$ 4,814
Contingent Payments	2,500			600
Royalties	2,964	253
Total revenues	5,527	849		5,414
Finance expenses:
Finance expenses on convertible loans and warrants				9,915
Finance expenses on BIRD loan	243		[1]		[1]
Other expenses	17	23		15
Total finance expenses	260	23		9,930
Finance income:
Gains from securities, net	(401)	(180)		(11)
Interest on bank deposits	(536)	(289)		(28)
Foreign exchange gains, net	(24)	(6)		(47)
Total finance income	(961)	(475)		(86)
Finance expenses, net	$ (701)	$ (452)		$ 9,844

[1]	Represents an amount less than $1.